Accounts Payable and Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Accounts payable and accrued expenses at September 30, 2014 and December 31, 2013, consists of the following:
	September 30, 2014	December 31, 2013
	(Unaudited)
Accounts payable	$238,516	$—
Accrued compensation and related taxes	155,563	76,409
Current portion of lease termination/abandonment payable	309,279	319,454
Legal fees	119,430	48,415
Deferred issuance costs	—	154,596
Other	116,693	90,842
	$939,481	$689,716

Accounts payable and accrued expenses at December 31, 2013 and 2012, consists of the following:
	2013	2012
Accounts payable	$—	$26,665
Salaries and related taxes	76,409	—
Current portion of lease abandonment payable	319,454	303,716
Legal fees	48,415	249,167
Consulting	—	155,833
Deferred issuance costs	154,596	—
Other	90,842	79,473
	$689,716	$814,854